CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited)
REVENUE	$ 13,071,800	$ 11,619,076	$ 56,239,667	$ 55,406,337
COST OF GOODS SOLD	11,179,868	10,617,741	47,909,180	47,345,957
GROSS PROFIT	1,891,932	1,001,335	8,330,487	8,060,380
General and administrative expenses	868,639	1,688,712	9,208,701	2,102,869
Salaries and wages	521,471	531,556	2,472,953	2,082,453
Sales and marketing expenses	146,949	405,092	732,545	763,170
Depreciation and amortization expense	112,622	107,073	449,692	397,595
TOTAL OPERATING EXPENSES	1,649,681	2,732,433	12,863,891	5,346,087
INCOME (LOSS) FROM OPERATIONS	242,251	(1,731,098)	(4,533,404)	2,714,293
OTHER INCOME (EXPENSE)
Other expense, net	(54,812)	(178,211)	(88,882)	4,571
GROSS PROFIT	1,891,932	1,001,335	8,330,487	8,060,380
Interest expense	(584,176)	(731,826)	(2,823,842)	(2,761,004)
OPERATING EXPENSES
Interest income	64,827	0
Non-cash interest expense	(260,527)	(50,109)	757,021	34,106
Gain on equity investments, net	1,678	440	2,541	(34,443)
Gain on extinguishment of debt	1,004,124	445,636
Change in fair value of derivative liability	15,001	61,373
Foreign currency transaction, net	(159,352)	(306,020)	(493,527)	305,274
TOTAL OPERATING EXPENSES	1,649,681	2,732,433	12,863,891	5,346,087
TOTAL OTHER INCOME (EXPENSE), NET	26,763	(758,717)
INCOME (LOSS) FROM OPERATIONS	242,251	(1,731,098)	(4,533,404)	2,714,293
INCOME (LOSS) BEFORE INCOME TAXES	269,014	(2,489,815)	(7,847,639)	1,198,321
BENEFIT FROM (PROVISION FOR) INCOME TAXES	(65,667)	315,912	114,010	377,535
NET INCOME (LOSS)	203,347	(2,173,903)	(7,961,649)	820,786
Deemed dividend on warrants	(5,788,493)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(5,585,146)	(2,173,903)	(15,594,682)	820,786
Foreign currency translation adjustment, net	(405,229)	(473,578)	(1,006,517)	871,235
TOTAL COMPREHENSIVE LOSS	$ (5,990,375)	$ (2,647,481)	$ (16,601,199)	$ 1,692,021
BASIC NET LOSS PER SHARE	$ (0.31)	$ (0.14)	$ (0.95)	$ 0.06
DILUTED NET LOSS PER SHARE	$ (0.31)	$ (0.14)	$ (0.95)	$ 0.06
Basic	17,755,516	15,034,219	16,423,335	13,270,097
Diluted	17,755,516	15,034,219	16,423,335	13,270,097
Interest income			$ 46,316	$ 65,865
Non-cash interest expense	$ 260,527	$ 50,109	(757,021)	(34,106)
Gain on extinguishment of debt			606,667	942,029
Change in fair value of derivative liability			193,513	(4,158)
TOTAL OTHER INCOME (EXPENSE), NET			(3,314,235)	(1,515,972)
INCOME (LOSS) BEFORE INCOME TAXES	269,014	(2,489,815)	(7,847,639)	1,198,321
BENEFIT FROM (PROVISION FOR) INCOME TAXES	65,667	(315,912)	(114,010)	(377,535)
NET INCOME (LOSS)	$ 203,347	$ (2,173,903)	(7,961,649)	820,786
Deemed dividend on warrants			$ (7,633,033)	$ 0